Related Party Transactions (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of associates [line items]
Dividends granted	$ 608,668	$ 1,110,018
Dividends received	311,645	70,641
Total equity contributions		2,565
Irrevocable contributions granted	50,833	74,387
Total sale of shares	(123,939)
La Rural S.A [Member]
Disclosure of associates [line items]
Dividends received	301,182	54,962
Nuevo Puerto Santa Fe S.A. [Member]
Disclosure of associates [line items]
Dividends received	10,463	15,679
Quality Invest S.A. [Member]
Disclosure of associates [line items]
Total equity contributions		2,565
Irrevocable contributions granted	50,833	64,726
Avenida Inc S.A [Member]
Disclosure of associates [line items]
Irrevocable contributions granted		9,661
Tarshop S.A. [Member]
Disclosure of associates [line items]
Total sale of shares	(123,939)
IRSA [Member]
Disclosure of associates [line items]
Dividends granted	607,833	1,107,479
Tyrus [Member]
Disclosure of associates [line items]
Dividends granted	116	1,230
E-Commerce Latina S. A. [Member]
Disclosure of associates [line items]
Dividends granted	$ 719	$ 1,309